Prepaid Expenses (Details) - Schedule of Prepaid Expenses - Prepaid Expenses [Member] - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule Of Prepaid Expenses [Abstract]
Prepaid insurance	$ 17,421	$ 26,081
Other prepaid expenses	1,858	5,029
Total prepaid expense	$ 19,279	$ 31,110